Capital structure and financial items - Financial income and expenses - Financial income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest income	kr 231	kr 337	kr 65
Foreign exchange gain (net)	0	1,142	0
Financial gain from forward contracts (net)	2,316	0	0
Capital gain on investments, etc.	340	0	0
Result of associated company	0	149	0
Total financial income	kr 2,887	kr 1,628	kr 65